COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Capital Commitments	$ 187	$ 121
Term of operating lease	25 Years
Operating lease commitments payable	$ 2,922	2,693
Grant contingencies maximum amount payable	2,892	3,033
Future minimum base rent over lease term	6,425,460
Less than one year [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease commitments payable	168	92
In more than one year, but not more than two [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease commitments payable	426	182
In more than two years but not more than five [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease commitments payable	654	1,014
More than five years [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease commitments payable	$ 1,674	$ 1,405